SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On July 11, 2021, the Company and Achronix mutually decided not to pursue the Business Combination, and on July 13, 2021, the Company withdrew its registration on the Form S-4. As of August 16, 2021, the SEC’s inquiries regarding certain disclosures in the Form S-4, which commenced in May 2021, remains ongoing.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described in footnote 2 and as below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Merger Agreement

On January 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub, and Achronix Semiconductor Corporation, a Delaware corporation (“Achronix”).

Pursuant to the transactions contemplated by the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Achronix, with Achronix surviving the merger and as a wholly owned subsidiary of the Company (the “Merger”) (the transactions contemplated by the Merger Agreement, the “Business Combination”). Prior to the closing of the Business Combination, the Company shall domesticate as a Delaware Corporation. Upon the effective time of the Merger, the Company shall immediately be renamed “Achronix Semiconductor Corporation.”

Pursuant to the Merger Agreement, and subject to the approval of the Company’s shareholders, among other things, upon consummation of the Merger: (i) all of the equity interests of Achronix will be converted into the right to receive shares of common stock, par value $0.001 per share, of the Company (“ACE Common Stock”) and an aggregate of $50 million in cash; and (ii) all options to purchase and restricted stock units for shares of Achronix Common Stock outstanding as of immediately prior to the Merger will be converted into options to purchase and restricted stock units for share of New Achronix Common stock.

In connection with the execution of the Merger Agreement, (a) the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 15,000,000 shares of ACE Common Stock for an aggregate purchase price equal to $150,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the Closing, subject to the terms and conditions contemplated by the Subscription Agreements; (b) certain affiliates of the Sponsor (the “Backstop Investor”) entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with the Company, pursuant to, and on the terms and subject to the conditions on which, the Backstop Investor has committed to purchase, following the Domestication and prior to the Closing, shares of the Company’s common stock, par value $0.001 per share, as such shares will exist as common stock following the Domestication, in a private placement for a purchase price of $10.00 per share to backstop certain redemptions by the Company’s shareholders; and (c) the Company also announced entry into a Support Agreement (the “Sponsor Support Agreement”), by and among the Company, the Sponsor, Achronix and certain other parties thereto, pursuant to which the Sponsor and each director and officer of the Company agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement. In addition, the Company has entered into a Support Agreement (the “Company Support Agreement”) by and among the Company, Achronix and certain stockholders of Achronix (the “Key Stockholders”), pursuant to which the Key Stockholders have agreed to, among other things, vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Company Support Agreement.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Merger Agreement.